Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments, Gain (Loss) [Line Item]
Maximum length of time hedged in cash flow hedges	3 years
Maturity period of significant portion of forward and option contracts outstanding	12 months
Changes in fair value of cash flow hedges, net of tax	$ 14,917	$ (32,655)	$ (75,226)
Typical maturity period of other risk management derivatives	less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Net unrealized (losses) gains from cash flow hedges recognized in other comprehensive (loss) income	$ 15,646	(35,654)	(78,465)
Changes in fair value of cash flow hedges, net of tax	14,917	$ (32,655)	$ (75,226)
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2023	$ 749